Asset Impairment, Exit, Implementation And Integration Costs (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Pre-Tax Asset Impairment, Exit, Implementation And Integration Costs

	For the Year Ended December 31, 2011
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$178	$1	$-	$179
Smokeless products	32		3	35
Cigars	4			4
General corporate	8			8

Total	$222	$1	$3	$226

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$24	$75	$-	$99
Smokeless products	6		16	22
Cigars			2	2
Wine			2	2
General corporate	6			6

Total	$36	$75	$20	$131

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$115	$139	$-	$254
Smokeless products	193		43	236
Cigars			9	9
Wine	3		6	9
Financial services	19			19
General corporate	91			91

Total	$421	$139	$58	$618

Movement In The Severance Liability And Details Of Asset Impairment And Exit Costs

(in millions)	Severance	Other	Total
Severance liability balance, December 31, 2009	$228	$-	$228
Charges, net	(11)	47	36
Cash spent	(191)	(36)	(227)
Other		(11)	(11)

Severance liability balance, December 31, 2010	26	-	26
Charges, net	154	68	222
Cash spent	(24)	(20)	(44)
Other		(48)	(48)

Severance liability balance, December 31, 2011	$156	$-	$156

Schedule Of Restructuring And Related Costs

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Smokeless products	$6	$16	$22
Wine		2	2
General corporate	4		4

Total	$10	$18	$28

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Cigarettes	$18	$-	$18
Smokeless products	193	43	236
Wine	3	6	9
Financial services	4		4
General corporate	61		61

Total	$279	$49	$328

Pre-Tax Charges For Manufacturing Optimization Plan

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$3	$24	$97
Implementation costs		75	139

Total	$3	$99	$236